Property and Equipment, net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					$ 153,266,000	$ 3,720,000
Accumulated depreciation					(620,000)	(19,000)
Assets net					152,645,000	3,701,000
Depreciation	$ 2,752,000	$ 51,000	$ 6,887,000	$ 66,000	176,000	16,000
Land
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					3,678,000
Assets net					3,678,000
Land with a related party
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					3,599,000	3,599,000
Assets net					3,599,000	3,599,000
Buildings
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					57,362,000
Accumulated depreciation					(436,000)
Assets net					56,926,000
Right To Use Assets Held Under Finance Lease With Related Party Member
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					56,748
Construction in progress
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					23,526,000
Assets net					23,526,000
Construction In Progress Related Party Member
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					54,649,000
Assets net					54,649,000
Automobiles [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					152,000
Accumulated depreciation					(15,000)
Assets net					137,000
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					871,000
Accumulated depreciation					(18,000)
Assets net					854,000
Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					1,803,000	25,000
Accumulated depreciation					(68,000)	(7,000)
Assets net					1,735,000	18,000
Machinery
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost					7,625,000	96,000
Accumulated depreciation					(84,000)	(12,000)
Assets net					$ 7,542,000	$ 84,000